EMPLOYEE BENEFIT PLANS - Reconcilation For All Level 3 Fair Values Of Qualified Pension Plan Assets (Detail) - Net Periodic Pension Expense - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 2,679	$ 2,709
Actual return on plan assets:
Ending Balance	2,839	2,679	$ 2,709
Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	2,679
Actual return on plan assets:
Ending Balance	2,839	2,679
Qualified Plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	5	8	10
Actual return on plan assets:
Relating to assets still held at end of period	0	0	0
Relating to assets sold during period	0	0	0
Purchases/Issues	0	0	0
Sales/Settlements	(2)	(1)	(1)
Transfers into/out of Level 3		(2)	(1)
Ending Balance	3	5	8
Qualified Plan | Level 3 | Private Real Estate Fund
Actual return on plan assets:
Relating to assets still held at end of period	0	0	0
Relating to assets sold during period	0	0	0
Purchases/Issues	0	0	0
Qualified Plan | Level 3 | Other Private Real Estate
Actual return on plan assets:
Relating to assets still held at end of period	0	0	0
Relating to assets sold during period	0	0	0
Purchases/Issues	0	0	0
Qualified Plan | Level 3 | Fixed Maturities
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	5	8	10
Actual return on plan assets:
Relating to assets still held at end of period	0	0	0
Relating to assets sold during period	0	0	0
Purchases/Issues	0	0	0
Sales/Settlements	(2)	(1)	(1)
Transfers into/out of Level 3		(2)	(1)
Ending Balance	$ 3	$ 5	$ 8